Leases - Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets
Right of use operating lease assets	$ 2,458,573		$ 2,623,880	$ 2,657,554
Liabilities
Current portion of operating lease liabilities	341,371		409,518	396,784
Non Current portion of operating lease liabilities	2,273,111		2,349,118	2,351,113
Total lease liabilities	2,614,482		2,758,636	2,747,897
Cash payments for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 573,363	$ 519,018	$ 705,868	$ 524,766
Ilabs Info Technology 3rd Floor [Member]
Weighted average remaining lease terms (years)
Weighted average remaining lease terms	4 years 5 months 8 days		5 years 2 months 8 days	6 years 2 months 8 days
Weighted average discount rate
Weighted average discount rate	12.00%		12.00%	12.00%
Ilabs Info Technology 1st Floor [Member]
Weighted average remaining lease terms (years)
Weighted average remaining lease terms	4 years 9 months 29 days		5 years 6 months 29 days
Weighted average discount rate
Weighted average discount rate	12.00%		12.00%
Ilabs Info Technology Ground Floor [Member]
Weighted average remaining lease terms (years)
Weighted average remaining lease terms	6 years 8 months 1 day		7 years 5 months 1 day	8 years 5 months 1 day
Weighted average discount rate
Weighted average discount rate	12.00%		12.00%	12.00%
Ilabs Info Technology Basement-3 [Member]
Weighted average remaining lease terms (years)
Weighted average remaining lease terms	4 years 5 months 8 days
Weighted average discount rate
Weighted average discount rate	12.00%
Village Chhatarpur-1849-1852-Farm [Member]
Weighted average remaining lease terms (years)
Weighted average remaining lease terms			6 months 29 days	1 year 6 months 29 days
Weighted average discount rate
Weighted average discount rate	10.00%		10.00%	10.00%